SCHEDULE II - Condensed Financial Information of Registrant (Tables)	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Schedule of Condensed Balance Sheet
Balance Sheets - Parent company only
At December 31, 2025 and 2024
(Expressed in millions of U.S. dollars, except for share and per share amounts)

	December 31, 2025	December 31, 2024
Assets
Investments in subsidiaries	$3,097.7	$2,809.4
Cash and cash equivalents	141.1	54.8
Amounts due from subsidiaries	44.5	81.4
Other assets	10.0	31.9
Total assets	$3,293.3	$2,977.5
Liabilities
Amounts due to subsidiaries	14.2	7.6
Long term debt	843.2	448.9
Preference securities	—	58.4
Other liabilities	36.3	14.2
Total liabilities	893.7	529.1
Shareholders' equity
Common shares ($0.01 par, issued and outstanding: 96,651,534, 2024: 111,730,209)	1.0	1.2
Common shares held in treasury, at cost (shares held: nil, 2024: 6,570,003)	—	(105.5)
Additional paid-in capital	1,685.6	2,044.6
Accumulated other comprehensive income	37.1	4.5
Retained earnings	675.9	503.6
Total shareholders' equity	2,399.6	2,448.4
Total liabilities and shareholders' equity	$3,293.3	$2,977.5

Schedule of Condensed Income Statement
Statements of Income and Comprehensive Income - Parent company only
For the years ended December 31, 2025, 2024 and 2023
(Expressed in millions of U.S. dollars)

	2025	2024	2023
Revenues
Net investment income	$7.1	$3.7	$4.9
Dividends from subsidiaries	150.0	200.0	110.0
Other income	6.2	9.0	8.3
Total revenues before net gain on distribution of The Fidelis Partnership	163.3	212.7	123.2
Net gain on distribution of The Fidelis Partnership	—	—	1,670.8
Total revenues	163.3	212.7	1,794.0

Expenses
General and administrative expenses	44.1	42.8	35.3
Corporate and other expenses	1.2	1.6	3.2
Financing costs	45.2	30.5	30.5
Net foreign exchange losses	0.1	—	3.7
Total expenses	90.6	74.9	72.7

Income before income taxes	72.7	137.8	1,721.3
Income tax benefit/(expense)	(2.8)	10.0	14.1
Net income before equity in net income of subsidiaries	69.9	147.8	1,735.4
Equity in net income/(loss) of subsidiaries	155.6	(34.5)	397.1
Net income available to common shareholders	225.5	113.3	2,132.5

Other comprehensive income
Unrealized gains on available-for-sale investments	46.4	9.6	81.7
Reclassification of net realized losses/(gains) recognized in net income	(4.6)	24.7	0.7
Income tax expense, all of which relates to unrealized gains on available-for-sale investments	(9.2)	(2.8)	(9.7)
Total other comprehensive income	32.6	31.5	72.7
Comprehensive income attributable to common shareholders	$258.1	$144.8	$2,205.2

Schedule of Condensed Statement of Comprehensive Income
Statements of Income and Comprehensive Income - Parent company only
For the years ended December 31, 2025, 2024 and 2023
(Expressed in millions of U.S. dollars)

	2025	2024	2023
Revenues
Net investment income	$7.1	$3.7	$4.9
Dividends from subsidiaries	150.0	200.0	110.0
Other income	6.2	9.0	8.3
Total revenues before net gain on distribution of The Fidelis Partnership	163.3	212.7	123.2
Net gain on distribution of The Fidelis Partnership	—	—	1,670.8
Total revenues	163.3	212.7	1,794.0

Expenses
General and administrative expenses	44.1	42.8	35.3
Corporate and other expenses	1.2	1.6	3.2
Financing costs	45.2	30.5	30.5
Net foreign exchange losses	0.1	—	3.7
Total expenses	90.6	74.9	72.7

Income before income taxes	72.7	137.8	1,721.3
Income tax benefit/(expense)	(2.8)	10.0	14.1
Net income before equity in net income of subsidiaries	69.9	147.8	1,735.4
Equity in net income/(loss) of subsidiaries	155.6	(34.5)	397.1
Net income available to common shareholders	225.5	113.3	2,132.5

Other comprehensive income
Unrealized gains on available-for-sale investments	46.4	9.6	81.7
Reclassification of net realized losses/(gains) recognized in net income	(4.6)	24.7	0.7
Income tax expense, all of which relates to unrealized gains on available-for-sale investments	(9.2)	(2.8)	(9.7)
Total other comprehensive income	32.6	31.5	72.7
Comprehensive income attributable to common shareholders	$258.1	$144.8	$2,205.2

Schedule of Condensed Cash Flow Statement
Statements of Cash Flows - Parent company only
For the years ended December 31, 2025, 2024 and 2023
(Expressed in millions of U.S. dollars)

	2025	2024	2023
Operating activities
Net income	$225.5	$113.3	$2,132.5
Adjustments to reconcile net income after tax to net cash provided by operating activities:
Revaluation of The Fidelis Partnership	—	—	(1,707.1)
Equity in net (income)/loss of subsidiaries	(155.6)	34.5	(397.1)
Share compensation expense	7.9	7.8	27.6
Accretion, amortization and depreciation	0.9	0.7	0.7
Deferred tax expense	23.1	9.6	2.6
Net changes in assets and liabilities:
Amounts due from The Fidelis Partnership	—	0.2	(0.2)
Amounts due to/from subsidiaries	43.5	(63.8)	(5.4)
Other assets	(1.2)	0.6	3.0
Other liabilities	22.4	1.1	11.9
Net cash provided by operating activities	166.5	104.0	68.5
Investing activities
Contributed capital to subsidiaries	(100.0)	—	(90.0)
Net cash used in investing activities	(100.0)	—	(90.0)
Financing activities
Dividends on common shares	(52.3)	(46.2)	—
Repurchase of common shares	(261.4)	(105.5)	—
Tax paid on withholding shares	(0.2)	(2.2)	(50.6)
Proceeds from issuance of debt, net of issuance costs	393.3	—	—
Repurchase of preferred securities	(59.6)	—	—
Proceeds from issuance of common stock, net of issuance costs	—	—	89.4
Non-controlling interest share transactions	—	—	(6.1)
Cumulative dividends on warrants	—	—	(34.1)
Net cash provided by/(used in) financing activities	19.8	(153.9)	(1.4)

Net increase/(decrease) in cash, restricted cash, and cash equivalents	86.3	(49.9)	(22.9)
Cash and cash equivalents, beginning of year	54.8	104.7	127.6
Cash and cash equivalents, end of year	$141.1	$54.8	$104.7